Net Income (Loss) Per Share (Details) - $ / shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Series D Preferred Stock [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Stock issued price per share	$ 4.50	$ 4.50	$ 4.50	$ 4.50
Redeemable Convertible Preferred Stock [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Convertible into shares of common stock (in Shares)	16,547,513